SARATOGA ADVANTAGE TRUST

James Alpha Multi Strategy Alternative Income Portfolio

James Alpha Managed Risk Domestic Equity Portfolio

James Alpha Managed Risk Emerging Markets Equity Portfolio

James Alpha Hedged High Income Portfolio

Incorporated herein by reference are the definitive versions of the Prospectuses of the above-referenced Portfolios filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 6, 2016 (SEC Accession No. 0001580642-17-000065).